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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER


          Report for the Calendar Year or Quarter Ended March 31, 1999.

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: |_|


MATRIX ASSET ADVISORS, INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

747 Third Avenue                        NEW YORK            NY             10017
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

CRAIG ALLEN SKOLNICK                 212-486-2008           VICE PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


------------------------------------ATTENTION-----------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NY on the 14th day of May, 1999.


                                              MATRIX ASSET ADVISORS, INC.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                               /s/ CRAIG ALLEN SKOLNICK
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                   13F File No.:   Name:                   13F File No.:
----------------------- -------------   ----------------------- -------------
1.                                      6.
----------------------- -------------   ----------------------- -------------
2.                                      7.
----------------------- -------------   ----------------------- -------------
3.                                      8.
----------------------- -------------   ----------------------- -------------
4.                                      9.
----------------------- -------------   ----------------------- -------------
5.                                      10.
----------------------- -------------   ----------------------- -------------


                                                                 SEC 1685 (5/91)

                                    FORM 13F

                                INFORMATION TABLE


                                                                         PAGE  1

------------------------------------------------------------------------------------------------------------------------------------
                                                     FORM 13F INFORMATION TABLE
ITEM 1                          ITEM 2            ITEM 3   ITEM 4  ITEM 5   ITEM 6             ITEM 7       ITEM 8

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
                                                                                                                     C>
3 Com Corp.                    COM              885535104     1208    51800 SH       SOLE                     5900             45900
AT&T                           COM              001957109      718     9002 SH       SOLE                      200              8802
Abbott Laboratories            COM              002824100      354     7560 SH       SOLE                                       7560
Aetna Inc.                     COM              008117103     6799    81919 SH       SOLE                     7150             74769
AirTouch Communications, Inc.  COM              00949T100      215     2226 SH       SOLE                                       2226
Alcatel SA                     COM              013904305     4648   203755 SH       SOLE                    16400            187355
America Online                 COM              02364J104      529     3600 SH       SOLE                                       3600
American Express Co.           COM              025816109     7545    64080 SH       SOLE                     1025             63055
American Home Products, Inc.   COM              026609107     1608    24645 SH       SOLE                                      24645
American International Group I COM              026874107      325     2692 SH       SOLE                                       2692
American Oncology              COM              028910107      136    15100 SH       SOLE                                      15100
Ameritech                      COM              030954101      225     3896 SH       SOLE                                       3896
Ametek, Inc.                   COM              031100100      292    16000 SH       SOLE                                      16000
Amgen                          COM              031162100      300     4000 SH       SOLE                                       4000
Arrow Electronics              COM              042735100     4276   285050 SH       SOLE                    21200            263850
Associated Group - Class B     COM              045907102      437     9000 SH       SOLE                                       9000
Atlantic Richfield Co.         COM              048825103      413     5650 SH       SOLE                                       5650
Banctec Inc.                   COM              059784108     2834   230175 SH       SOLE                     8200            221975
Bancwest Corp.                 COM              059790105      444    10450 SH       SOLE                                      10450
Bank One Corporation           COM              06423a103      268     4870 SH       SOLE                      150              4720
Bank of America Corp.          COM              06605F102     6161    87232 SH       SOLE                     6500             80732
Bank of New York               COM              064057102      391    10870 SH       SOLE                                      10870
Bausch & Lomb                  COM              071707103     8967   137960 SH       SOLE                    10350            127610
Baxter Int'l Inc.              COM              071813109      214     3240 SH       SOLE                      300              2940
Beckman Coulter, Inc.          COM              075816108      872    19710 SH       SOLE                     1400             18310
Becton, Dickinson & Co.        COM              075887109      513    13400 SH       SOLE                                      13400
Bell Atlantic Corp.            COM              077853109     2865    55436 SH       SOLE                                      55436
Bellsouth Corp.                COM              079860102      406    10124 SH       SOLE                                      10124
Belvedere Resources, Ltd.      COM              080903107       12    10000 SH       SOLE                                      10000
Bristol-Myers                  COM              110122108     7692   119956 SH       SOLE                     6200            113756
Browning-Ferris Inds.          COM              115885105      386    10000 SH       SOLE                                      10000
Carey International            COM              141750109      193    11900 SH       SOLE                                      11900
Carmike Cinemas                COM              143436103     1641    90850 SH       SOLE                     3850             87000
Century Telephone Enterprises  COM              156686107      200     2850 SH       SOLE                                       2850
Chase Manahattan Corp.         COM              16161A108      267     3282 SH       SOLE                                       3282
Chubb Corp.                    COM              171232101      352     6014 SH       SOLE                                       6014
Circus Circus Enterprises      COM              172909103     2216   126175 SH       SOLE                    10850            115325
Cisco Systems Inc              COM              17275R102      268     2450 SH       SOLE                                       2450
Citigroup                      COM              172967101      392     6130 SH       SOLE                                       6130
Coca Cola                      COM              191216100     1634    26630 SH       SOLE                                      26630
Colgate Palmolive Co           COM              194162103      223     2425 SH       SOLE                                       2425
Comerica Bank                  COM              200340107     3109    49795 SH       SOLE                                      49795
Compaq Computer                COM              204493100      191     6038 SH       SOLE                                       6038
Computer Associates            COM              204912109     1558    43817 SH       SOLE                      925             42892
Consolidated Edison, Inc.      COM              209115104      245     5400 SH       SOLE                                       5400
Cooper Tire & Rubber           COM              216831107     5416   294775 SH       SOLE                    27750            267025
Designs Inc.                   COM              25057L102      461   245750 SH       SOLE                    27100            218650
Dow Chemical                   COM              260543103      324     3476 SH       SOLE                                       3476
E.I. duPont de Nemours & Co.   COM              263534109      347     5974 SH       SOLE                                       5974
Eastman Kodak, Co.             COM              277461109     7421   116174 SH       SOLE                     9600            106574
Electronic Data Systems        COM              285661104     7659   157316 SH       SOLE                    15650            141666
Eskimo Pie Corporation         COM              296443104     1007   141400 SH       SOLE                    10700            130700
Exxon Corporation              COM              302290101     2259    32011 SH       SOLE                                      32011
Federal Natl. Mortgage Assn.   COM              313586109     1340    19353 SH       SOLE                      800             18553
First Data Corp.               COM              319963104    10469   244900 SH       SOLE                    23000            221900
Foundation Health Systems      COM              350404109     1660   136177 SH       SOLE                    18200            117977
Frontier Corp.                 COM              35906P105    18008   347150 SH       SOLE                    26100            321050
GPU Inc.                       COM              36225X100      280     7505 SH       SOLE                                       7505
GTE Corp.                      COM              362320103      944    15610 SH       SOLE                                      15610
General Electric Co.           COM              369604103     4301    38876 SH       SOLE                                      38876
Golden West Financial          COM              381317106     1347    14100 SH       SOLE                      125             13975
Hewlett-Packard Inc.           COM              428236103      371     5475 SH       SOLE                      500              4975
Hon Industries                 COM              438092108      440    20050 SH       SOLE                     1000             19050
Hybridon Inc.                  COM              44860m801       52    43579 SH       SOLE                                      43579
Intel Corporation              COM              458140100      544     4574 SH       SOLE                                       4574
International Business Machine COM              459200101     1467     8276 SH       SOLE                                       8276
J P Morgan Co.                 COM              616880100     1522    12338 SH       SOLE                     2950              9388
John Nuveen Co. Cl. A          COM              478035108      421    10050 SH       SOLE                                      10050
Johnson & Johnson              COM              478160104      636     6805 SH       SOLE                                       6805
LAM Research Corp.             COM              512807108     2851    98300 SH       SOLE                    12700             85600
Lone Star Steakhouse & Saloon  COM              542307103     2098   204675 SH       SOLE                    30000            174675
Lucent Technologies            COM              549463107      603     5581 SH       SOLE                      128              5453
MIM Corp.                      COM              553044108       28    12000 SH       SOLE                                      12000
Mahoning National Bancorporati COM              560090102      249     9100 SH       SOLE                                       9100
Manpower Inc.                  COM              56418H100     2169    92800 SH       SOLE                     4550             88250
Mark IV Industries Inc.        COM              570387100     4992   384001 SH       SOLE                    31205            352796
Mattel Inc.                    COM              577081102     3825   153375 SH       SOLE                    10700            142675
Maxcor Financial Group         COM              57772G100       25    20000 SH       SOLE                                      20000
Mellon Bank Corp.              COM              585509102      282     4000 SH       SOLE                     4000
Merck & Co., Inc.              COM              589331107     4186    52238 SH       SOLE                                      52238
Merrill Lynch & Co.            COM              590188108      304     3430 SH       SOLE                      400              3030
Microsoft Corporation          COM              594918104      488     5444 SH       SOLE                                       5444
Mobil Corp.                    COM              607059102      241     2736 SH       SOLE                                       2736
Motorola Inc                   COM              620076109     6779    92550 SH       SOLE                     6475             86075
Novellus Systems               COM              670008101     3311    60055 SH       SOLE                     3950             56105
O'Sullivan Industries          COM              688609106     9463   685100 SH       SOLE                    57100            628000
Olsten Corp.                   COM              681385100     2910   470277 SH       SOLE                    40250            430027
Orthodontix Inc.               COM              68750q101       38    38000 SH       SOLE                                      38000
Outback Steakhouse             COM              689899102      297     9075 SH       SOLE                     1200              7875
Pepsico, Inc.                  COM              713448108      226     5771 SH       SOLE                                       5771
Pfizer, Inc.                   COM              717081103      413     2980 SH       SOLE                                       2980
Pharmacia/Upjohn               COM              716941109     8653   138730 SH       SOLE                    11550            127180
Philip Morris Co., Inc.        COM              718154107     5150   146345 SH       SOLE                    13150            133195
Polaroid Inc.                  COM              731095105     5092   252234 SH       SOLE                    18700            233534
Procter & Gamble Co            COM              742718109      476     4862 SH       SOLE                                       4862
Public Svc. Elec & Gas         COM              744573106      264     6902 SH       SOLE                                       6902
SLM Holding Corp.              COM              78442A109     6641   159065 SH       SOLE                    12650            146415
Schering Plough                COM              806605101      206     3736 SH       SOLE                                       3736
Schlumberger Ltd.              COM              806857108     4748    78895 SH       SOLE                     5625             73270
Sensormatic Electronics        COM              817265101     6972   733905 SH       SOLE                    45800            688105
Shaw Industries                COM              820286102     7378   398837 SH       SOLE                    30200            368637
SpaceLabs Medical              COM              846247104     6504   386850 SH       SOLE                    29150            357700
Sprint Corp. (Fon Group)       COM              852061100      210     2139 SH       SOLE                                       2139
St. Jude Medical Inc.          COM              790849103     6710   275265 SH       SOLE                    24500            250765
Sun Microsystems Inc.          COM              866810104      263     2100 SH       SOLE                                       2100
Teamstaff Inc.                 COM              87815u105       15    15000 SH       SOLE                                      15000
Teva Pharma Inds ADR           COM              881624209     2168    45700 SH       SOLE                     5950             39750
Time Warner                    COM              887315109      227     3200 SH       SOLE                                       3200
Toys "R" Us                    COM              892335100     4179   222155 SH       SOLE                    21150            201005
Tupperware Corp.               COM              899896104     3678   204310 SH       SOLE                    25250            179060
Unifi, Inc.                    COM              904677101     1600   125500 SH       SOLE                    11500            114000
United Community Financial     COM              909839102      187    15887 SH       SOLE                                      15887
United Healthcare              COM              910581107      366     6950 SH       SOLE                                       6950
Vimrx Pharmaceuticals          COM              927186106       17    15200 SH       SOLE                                      15200
Vishay Intertechnology         COM              928298108     6925   477569 SH       SOLE                    40200            437369
Wachovia Corp.                 COM              929771103     1379    16985 SH       SOLE                                      16985
Wal-Mart Stores, Inc.          COM              931142103      419     4540 SH       SOLE                                       4540
Walt Disney Company            COM              254687106      239     7675 SH       SOLE                                       7675
Warner-Lambert Company         COM              934488107      577     8705 SH       SOLE                                       8705
Washington Gas Light           COM              938837101      398    17600 SH       SOLE                                      17600
Wilmington Trust               COM              971807102     2953    51700 SH       SOLE                     4150             47550
                                                           -------
                         TOTAL                             273,607